Note 10 - Stockholders' Equity (Details) (USD $)	0 Months Ended						3 Months Ended		12 Months Ended		3 Months Ended	0 Months Ended	12 Months Ended			0 Months Ended	3 Months Ended	12 Months Ended						0 Months Ended				0 Months Ended	1 Months Ended			0 Months Ended	3 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	13 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 12, 2013	Sep. 19, 2013	Aug. 27, 2012	Jun. 29, 2012	Jun. 27, 2012	Feb. 17, 2012	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Common Stock Purchase Warrants [Member]	Sep. 19, 2013 Warrant [Member]	Dec. 31, 2012 Market Facility [Member]	Dec. 31, 2012 Common Stock [Member] Series B Preferred Stock [Member]	Feb. 17, 2012 Common Stock [Member] Hunter Disposal [Member]	Sep. 19, 2013 Common Stock [Member]	Mar. 31, 2013 Common Stock [Member]	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 30, 2012 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2013 Treasury Stock [Member]	Dec. 31, 2012 Treasury Stock [Member]	Sep. 19, 2013 Warrant One [Member]	Dec. 31, 2013 Warrant [Member]	Apr. 25, 2012 Series C Preferred Stock [Member] Hunter Disposal [Member]	Feb. 17, 2012 Series C Preferred Stock [Member] Hunter Disposal [Member]	Apr. 27, 2012 Series C Preferred Stock [Member] Blue Water Acquisition [Member]	Apr. 27, 2012 Series C Preferred Stock [Member] Blue Water Acquisition [Member]	Dec. 31, 2012 Series C Preferred Stock [Member] Virco Acquisition [Member]	Nov. 30, 2012 Series C Preferred Stock [Member] Virco Acquisition [Member]	Sep. 19, 2013 Series C Preferred Stock [Member]	Mar. 31, 2014 Series C Preferred Stock [Member]	Dec. 31, 2013 Series C Preferred Stock [Member]	Dec. 31, 2012 Series C Preferred Stock [Member]	Jun. 29, 2012 Series C Preferred Stock [Member]	Aug. 27, 2012 Series A Preferred Stock [Member]	Dec. 31, 2013 Series A Preferred Stock [Member]	Aug. 27, 2012 Series B Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member]	Jul. 31, 2012 Non Convertible Series C Preferred Stock [Member]	Dec. 31, 2012 Non Convertible Series C Preferred Stock [Member]	Jul. 31, 2013 Non Convertible Series C Preferred Stock [Member]	Dec. 31, 2013 Third Parties [Member]	Dec. 31, 2012 Gary C Evans [Member]	Dec. 31, 2012 Executive Officer [Member]	Apr. 27, 2012 Blue Water Acquisition [Member]	Dec. 31, 2012 White Top Black Water Acquisition [Member]
Note 10 - Stockholders' Equity (Details) [Line Items]
Preferred Stock Shares Authorized and Unissued																																	2,008,366	2,008,366
Preferred Stock, Dividend Rate, Percentage							10.00%																										10.00%	10.00%
Preferred Stock, Shares Authorized							10,000,000	10,000,000	10,000,000																								2,000,000	2,000,000	2,000,000
Preferred Stock Shares Unissued (in Dollars)																																	$ 8,366	$ 8,366
Number of Classes of Preferred Stock							5		5
Preferred Stock Stated Value Per Share (in Dollars per share)							$ 25.00																											$ 25.00	$ 25.00
Dividends Payable, Current (in Dollars)																																						2,300,000
Stock Issued During Period, Shares, Conversion of Convertible Securities																																					345,000
Conversion of Stock, Amount Issued (in Dollars)																																					7,701,435		9,802,000
Share Price (in Dollars per share)							$ 1.09	$ 1.40	$ 1.40	$ 1.65																											$ 22.32
Preferred Stock, Liquidation Preference, Value (in Dollars)																																	50,000,000	50,000,000	39,028,600		8,625,000
Preferred Stock, Liquidation Preference Per Share (in Dollars per share)																																					$ 25.00
Received Shares Of Series Preferred Stock In Exchange For Series C Preferred Stock																																					5,978		9,802
Preferred Stock Including Accrued Dividend Value (in Dollars)																																					8,625,000
(in Dollars)										2,573,025																												(923,565)		2,573,025
Issued Shares Of Common Stock In Exchange For Series B Preferred Stock			2,450,500											2,450,500
Exchange Rate (in Dollars per share)			$ 4.00
Preferred Stock, Shares Issued																											22,000						2,000,000	2,000,000	1,561,144
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)																											$ 100
Series C Preferred Stock After Conversion Shares																										88,000
Cumulative Preferred Stock Converted																										10.00%
Stock Issued During Period, Shares, Acquisitions						1,846,722																						20,000	20,000	91,425	91,425																247,876	589,657
Series C Preferred Stock Issued In Partial Consideration																																				16,000												41,000
Stock Issued During Period, Shares, New Issues	107,142	181,786										282,778					221,946	221,946	167,209													181,786									425,000	300,000			1,111,111	111,848
Public Offering Price Per Share (in Dollars per share)																																									$ 21.00	$ 21.00
Proceeds from Issuance Initial Public Offering (in Dollars)																																										5,900,000	7,900,000
Stock Issued During Period Shares Additional New Issues (in Dollars)													2,183
Stock Issued During Period Value Additional New Issues (in Dollars)													42,941
Series C Preferred Stock Issued									265,436	232,536
Preferred Stock Conversion Value (in Dollars)										5,200,000
Accrued Interest On Series B Debentures (in Dollars)										602,000
Proceeds From Issuance Of Stock (in Dollars)									4,800,000
Proceeds from Issuance or Sale of Equity (in Dollars)									3,100,000
Stock Issued During Period, Shares, Issued for Services									150,835
Registration Payment Arrangement, Subject Financial Instrument									the Company agreed to register the shares within 90 days of September 19, 2013
Common Stock, Shares Authorized							90,000,000	90,000,000	90,000,000	90,000,000
Restricted Common Stock Values (in Dollars)						3,300,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)							$ 0.001	$ 0.001	$ 0.001	$ 0.001					$ 1.79
Common Stock Warrants Issued				242,471	247,876			5			100,879
Common Stock Warrants Market Value (in Dollars)				506,000	512,000
Common Stock Warrants Par Value (in Dollars per share)				$ 2.04	$ 2.11
Stock Issued During Period, Value, Acquisitions (in Dollars)										955,244
Stock Issued During Period Price Per Share Acquisition (in Dollars per share)										$ 1.62
Line of Credit Facility, Maximum Borrowing Capacity (in Dollars)										2,000,000
Stock Issued During Period, Value, New Issues (in Dollars)										13,941,781							340,000				167																								2,000,000	202,000
Stock Issued During Period New Issues Price Per Share (in Dollars per share)										$ 1.81
Account Receivable Deemed Valuation Allowance (in Dollars)								380,000	380,000	380,000																																				1.81
Stock Issued During Period Upon Exercise Of Warrants																		12,500	70,000	70,000
Common Stock Issued in Exercise of Warrants Expired per Share	0.01	2.25						17,776												1.50
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures																150,835		150,835	1,328,059				(13,984)
Share Register Period		90 years
Common Stock Issued Out Of Treasury																			13,984		13,984
Treasury Stock, Value (in Dollars)							9,149	9,149	9,149	15									211,000		211,000	9,000
Treasury Stock, Shares, Acquired																						8,333
Stock Issued During Period Shares New Issues Joint Venture Agreement																								282,778
Common Stock, Shares, Issued							33,796,389	33,796,389	33,796,389	33,120,483															134,211
Shares Issued, Price Per Share (in Dollars per share)								$ 2.25	$ 2.25
Common Stock Remaining Warrants Issued																																												17,776
Defined Benefit Plan, Contributions by Employer (in Dollars)									$ 141,873	$ 164,628
Class of warrant or right expiration period											5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)											2.25